Offsets	Feb. 20, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Arcus Biosciences, Inc.
Form or Filing Type	S-3
File Number	333-270132
Initial Filing Date	Feb. 28, 2023
Fee Offset Claimed	$ 19,412.52
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, $0.0001 par value per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 176,157,133.91
Termination / Withdrawal Statement	The registrant previously registered shares of its Common Stock, having an aggregate offering price of up to $200,000,000, offered by means of a 424(b)(5) prospectus supplement, dated February 28, 2023 (the "Prior Prospectus Supplement"), pursuant to a Registration Statement on Form S-3ASR (Registration No. 333-270132) (the "Prior Registration Statement"), filed with the Securities and Exchange Commission on February 28, 2023. In connection with the filing of the Prior Prospectus Supplement, the registrant made a contemporaneous fee payment in the amount of $22,040. As of the date of this registration statement, shares of Common Stock having an aggregate offering price of up to $176,157,133.91 remain unsold under the Prior Registration Statement. Pursuant to Rule 457(p) under the Securities Act, the registration fee of $19,412.52 that has already been paid and remains unused with respect to the unsold shares of Common Stock previously registered pursuant to the Prior Prospectus Supplement and were not sold thereunder is offset against the registration fee of $27,620 due for this offering. The remaining balance of the registration fee, $8,207.48, has been paid in connection with this offering. Pursuant to Rule 457(p), the offering of such unsold shares of Common Stock previously registered pursuant to the Prior Prospectus Supplement was deemed terminated as of the third anniversary of the original effective date of the Prior Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Arcus Biosciences, Inc.
Form or Filing Type	S-3
File Number	333-270132
Filing Date	Feb. 28, 2023
Fee Paid with Fee Offset Source	$ 22,040.00
Offset Note	The registrant previously registered shares of its Common Stock, having an aggregate offering price of up to $200,000,000, offered by means of a 424(b)(5) prospectus supplement, dated February 28, 2023 (the "Prior Prospectus Supplement"), pursuant to a Registration Statement on Form S-3ASR (Registration No. 333-270132) (the "Prior Registration Statement"), filed with the Securities and Exchange Commission on February 28, 2023. In connection with the filing of the Prior Prospectus Supplement, the registrant made a contemporaneous fee payment in the amount of $22,040. As of the date of this registration statement, shares of Common Stock having an aggregate offering price of up to $176,157,133.91 remain unsold under the Prior Registration Statement. Pursuant to Rule 457(p) under the Securities Act, the registration fee of $19,412.52 that has already been paid and remains unused with respect to the unsold shares of Common Stock previously registered pursuant to the Prior Prospectus Supplement and were not sold thereunder is offset against the registration fee of $27,620 due for this offering. The remaining balance of the registration fee, $8,207.48, has been paid in connection with this offering. Pursuant to Rule 457(p), the offering of such unsold shares of Common Stock previously registered pursuant to the Prior Prospectus Supplement was deemed terminated as of the third anniversary of the original effective date of the Prior Registration Statement.